Intangible assets	12 Months Ended
Jun. 30, 2023
Intangible assets
Intangible assets

12. Intangible assets

Changes in the Group’s intangible assets for the years ended June 30, 2023 and 2022 were as follows:

	Goodwill	Information systems and software	Future units to be received from barters and others	Total
Balance at June 30, 2021	476	723	7,284	8,483
Costs	476	2,788	8,373	11,637
Accumulated amortization	-	(2,065)	(1,089)	(3,154)
Net book amount at June 30, 2021	476	723	7,284	8,483
Additions	-	140	82	222
Disposals	-	-	(1,015)	(1,015)
Impairment	-	(85)	-	(85)
Amortization charges (i)	-	(319)	(2)	(321)
Balance at June 30, 2022	476	459	6,349	7,284
Costs	476	2,843	7,440	10,759
Accumulated amortization	-	(2,384)	(1,091)	(3,475)
Net book amount at June 30, 2022	476	459	6,349	7,284
Additions	-	143	1,272	1,415
Disposals	-	-	(179)	(179)
Transfers	-	-	(200)	(200)
Amortization charges (i)	-	(352)	(23)	(375)
Balance at June 30, 2023	476	250	7,219	7,945
Costs	476	2,986	8,333	11,795
Accumulated amortization	-	(2,736)	(1,114)	(3,850)
Net book amount at June 30, 2023	476	250	7,219	7,945

(i)

Amortization charge was recognized in the amount of ARS 220 and ARS 86 under "Costs", in the amount of ARS 155 and ARS 235 under "General and administrative expenses" as of June 30, 2023 and 2022, respectively in the Consolidated Statement of Income and Other Comprehensive Income (Note 24).